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                       U.S. SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                                      FORM 24F-2
                           Annual Notice of Securities Sold
                                Pursuant to Rule 24f-2

1.  Name and address of issuer:

         First Funds
         370 17th Street
         Suite 2700
         Denver, CO 80202

2.  Name of each series or class of funds for which this notice is filed:


         Municipal Money Market Portfolio - Class I
         Municipal Money Market Portfolio - Class III
         U.S. Treasury Money Market Portfolio - Class I
         U.S. Treasury Money Market Portfolio - Class III
         U.S. Government Money Market Portfolio - Class I
         U.S. Government Money Market Portfolio - Class III
         Cash Reserve Portfolio - Class I
         Cash Reserve Portfolio - Class III
         Growth & Income Portfolio - Class I
         Growth & Income Portfolio - Class II
         Growth & Income Portfolio - Class III
         Bond Portfolio - Class I
         Bond Portfolio - Class II
         Bond Portfolio - Class III
         Tennessee Tax-Free Portfolio - Class I
         Tennessee Tax-Free Portfolio - Class II
         Tennessee Tax-Free Portfolio - Class III


3.  Investment Company Act File Number: 811-6589

    Securities Act File Number:   33-46374


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4.  Last day of fiscal year for which this notice is filed:


         June 30, 1997


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                            / /

6. Date of termination of issuer's declaration under rule 24f(a)(1), if applicable (see Instruction A.6):

    N/A


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


          27,277,585 shares  $ 27,277,585

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

          None

9.  Number and aggregate sale price of securities sold during the fiscal year:

          853,605,722 shares      $ 933,610,623

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

          846,934,805 shares      $ 926,939,706

11. Number and aggregate sale price of securities sold during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

          3,600,710 shares        $ 22,997,757


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12. Calculation of registration fee:


    (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from Item 10):


                                                 $  926,939,706
                                                  -------------

    (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):

                                                 +   22,997,757
                                                  --------------

    (iii)Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable)

                                                 -   895,596,340
                                                  ---------------

    (iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):

                                                         0
                                                  ---------------

    (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 [line (i), plus line (ii), less line
         (iii), plus line (iv)] (if applicable):


                                                  $    54,341,123
                                                  ----------------

    (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):

                                                 X         1/3300
                                                  ----------------

    (vii)Fee due [line (I) or line (v) multiplied by line (vi)]:

                                                 $         16,467
                                                  ----------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a.)

                                      /X/



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    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


    August 27,  1997


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                                      SIGNATURES

    This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.



                                       /s/ James V. Hyatt
                                       -------------------------
                                       James V. Hyatt
                                       Secretary

    Date: August 28, 1997